INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net income	$ 14,215	$ 877
Adjustments required to reconcile net income to net cash used in operating activities:
Depreciation	1,599	1,014
Severance pay, net	(14)	(96)
Short term loan forgiveness	(454)	0
Share-based compensation to employees	1,326	682
Operating lease right-of-use assets	875	506
Increase in trade receivables, net	(6,066)	(5,168)
Increase in deferred tax assets	(6,038)	0
Operating lease long-term-liabilities	(931)	(511)
Increase (decrease) in other receivable and prepaid expenses	366	(748)
Decrease in contract assets	599	224
Increase (decrease) in contract liabilities	(60)	(190)
Increase in inventories	(3,719)	(9,629)
Increase in trade payables	5,380	7,685
Increase (decrease) in other accounts payable and accrued expenses	1,904	(3)
Net cash provided by (used in) operating activities	8,982	(5,357)
Cash flows from investing activities:
Purchase of equipment	(2,529)	(2,406)
Increase (decrease) in long-term receivables and other deposits	(15)	42
Investment in affiliated company	(3,000)	0
Net cash used in investing activities	(5,544)	(2,364)
Cash flows from financing activities:
Issuance of shares, net	55,937	23,536
Proceeds from short term loan	0	454
Net cash provided by financing activities	55,937	23,990
Increase in cash and cash equivalents and restricted cash	59,375	16,269
Cash and cash equivalents and restricted cash at the beginning of the period	36,856	14,134
Cash and cash equivalents and restricted cash at the end of the period	96,231	30,403
(a) Supplemental disclosures of cash flow activities:
Net cash paid during the period for income taxes	33	13
(b) Non-cash transactions
Purchase equipment in credit	663	411
Transfer of inventory to equipment	909	352
Right-of-use assets obtained in exchange for new operating lease liabilities	2,241	438
Cash and cash equivalents	95,655	29,908
Restricted cash	576	495
Cash and cash equivalents and restricted cash	$ 96,231	$ 30,403